Climate change and energy transition - Additional information 4 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2050 $ / t	Dec. 31, 2045 $ / t	Dec. 31, 2040 $ / t	Dec. 31, 2035 USD ($) $ / t	Dec. 31, 2030 $ / t	Dec. 31, 2026 USD ($) $ / t	Dec. 31, 2025 USD ($) $ / t	Dec. 31, 2024 USD ($)
Disclosure of Climate Change and Energy Transition [Line Items]
Capital expenditure, renewable power							$ 3,000
Property, plant and equipment							185,077	$ 185,219
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment							61,000	60,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment							60,200	63,400
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment							33,600	32,600
Shell mid-price | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment							77,000	74,000
Shell mid-price | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment							77,000	77,000
IEA NZE 2050 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment							77,000	74,000
IEA NZE 2050 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment							77,000	77,000
IEA NZE 2050 | Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment							39,000	38,000
IEA NZE 2050 | Minimum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount							(2,000)	(1,000)
IEA NZE 2050 | Maximum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount							(3,000)	(2,000)
IEA NZE 2050 | Maximum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount							(1,000)	1,000
IEA NZE50 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment							77,000	74,000
IEA NZE50 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment							$ 77,000	77,000
Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon emission expense				$ 4,000		$ 1,000
Forecast | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t	185	170	155	140	125	100
Forecast | Shell mid-price | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t							50
Forecast | Shell mid-price | Maximum | Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t							185
Forecast | Shell mid-price | Maximum | Norway
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t							230
Forecast | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t	255	232	209	184	136	98
Forecast | IEA NZE50 | Chemicals and Products | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets							$ (2,000)	(1,000)
Forecast | IEA NZE50 | Chemicals and Products | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets							$ (3,000)	$ (2,000)